Condensed Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss, Current	$ 8.9	$ 6.1	$ 0.9
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,149.3	$ 1,115.5	$ 1,098.1
Common stock, par value (in USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	41,172,173	41,172,173	41,172,173
Common stock, shares outstanding	41,172,173	41,172,173	41,172,173